Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2040 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2040 Fund
Bar Chart Table:
Annual Return 2019	26.56%
Annual Return 2020	17.74%
Annual Return 2021	16.21%
Annual Return 2022	(19.05%)